CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease in right of use assets	$ 0	$ 166